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                                                               [LOGO OF MetLife]

MetLife Investors USA Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2014

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-60174/811-03365
     (Series C)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement regarding the Fixed Account dated April 28, 2014 to the Prospectus dated April 28, 2014, Prospectus Supplement dated April 28, 2014 to the Prospectus dated April 28, 2014, Prospectus dated April 28, 2014 and Statement of Additional Information ("SAI") dated April 28, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectus and SAI contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 11, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company